VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Bermuda: 4.9%
Valaris Ltd. (USD) *	1,902,492	$93,107,959
Netherlands: 5.3%
Tenaris SA (ADR) †	3,921,390	101,328,718
United Kingdom: 4.9%
TechnipFMC Plc (USD) * †	11,136,468	94,214,519
United States: 84.8%
Baker Hughes Co.	7,505,709	157,319,661
Cactus, Inc.	1,972,105	75,787,995
ChampionX Corp.	4,395,566	86,021,227
Core Laboratories NV †	1,237,229	16,677,847
Dril-Quip, Inc. *	1,018,201	19,875,283
Expro Group Holdings NV * †	2,850,412	36,314,249
Halliburton Co.	8,318,506	204,801,618
Helix Energy Solutions Group, Inc. *	4,789,122	18,486,011
Helmerich & Payne, Inc.	2,239,959	82,811,284
Liberty Energy, Inc. *	4,990,577	63,280,516
Nabors Industries Ltd. *	353,100	35,821,995
NexTier Oilfield Solutions, Inc. *	5,598,349	41,427,782
NOV, Inc.	6,079,515	98,366,553
Oceaneering International, Inc. * †	2,872,443	22,864,646
	Number of Shares	Value
United States (continued)
Oil States International, Inc. *	1,954,825	$7,604,269
Patterson-UTI Energy, Inc.	5,896,095	68,866,390
ProPetro Holding Corp. *	2,685,458	21,617,937
RPC, Inc.	4,839,644	33,538,733
Schlumberger NV	11,369,102	408,150,762
Select Energy Services, Inc. *	3,382,702	23,577,433
Transocean Ltd. * †	25,359,006	62,636,745
US Silica Holdings, Inc. *	2,238,048	24,506,625
		1,610,355,561
Total Common Stocks (Cost: $2,388,318,435)		1,899,006,757

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $18,643,412)
Money Market Fund: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio	18,643,412	18,643,412
Total Investments: 100.9% (Cost: $2,406,961,847)		1,917,650,169
Liabilities in excess of other assets: (0.9)%		(17,820,994)
NET ASSETS: 100.0%		$1,899,829,175

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $38,963,864.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	18.1%	$343,244,372
Oil & Gas Equipment & Services	81.9	1,555,762,385
	100.0%	$1,899,006,757
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VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended September 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022
Nabors Industries Ltd.	$35,558,614	$60,433,133	$(69,306,814)	$10,849,666	$–	$(1,712,604)	$–(a)
Patterson-UTI Energy, Inc.	100,436,962	132,370,258	(217,031,248)	58,627,979	1,152,170	(5,537,561)	–(a)
Select Energy Services, Inc.	33,115,316	44,803,024	(57,351,906)	3,878,929	–	(867,930)	–(a)
Transocean Ltd.	89,632,915	122,208,065	(138,041,935)	(287,262)	–	(10,875,038)	–(a)
US Silica Holdings, Inc.	36,741,836	49,575,610	(70,561,085)	5,173,007	–	3,577,257)	–(a)
	$295,485,643	$409,390,090	$(552,292,988)	$78,242,319	$1,152,170	$(15,415,876)	$–

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
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